Segmented and geographic information, and major customers (Major Customers) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Major Customer One [Member]
Disclosure of major customers [line items]
Percentage of revenue	90.00%	100.00%
Major Customer Two [Member]
Disclosure of major customers [line items]
Percentage of revenue	9.00%